Trade and other payables - Payments Due to Vendors (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	£ 85.6	£ 57.8
Payments due to vendors, Non-current	111.1	56.5
Payments due to vendors	196.7	114.3
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	85.6	57.8
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	24.0	17.2
Between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	35.7	6.0
Between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	51.4	30.5
Between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	0.0	2.8
Over five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	£ 0.0	£ 0.0